Other Income and Loss, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Loss, Net [Abstract]
Schedule of Other Income and Loss, Net
	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Other income and loss
– Bank interest income	80	78	86
– Government grants	46	16	21
– Exchange (loss) gain	—	(21)	—
	126	73	107